Average Annual Total Returns{- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund - AMCIZ PRO-15 - Fidelity Advisor® Floating Rate High Income Fund
	Fidelity Advisor Floating Rate High Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Floating Rate High Income Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Floating Rate High Income - Class I Return Before Taxes Past 1 year	Fidelity Advisor Floating Rate High Income - Class I Return Before Taxes Past 5 years	Fidelity Advisor Floating Rate High Income - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	SP026 Past 1 year	SP026 Past 5 years	SP026 Past 10 years
Total	2.44%	3.03%	3.33%	1.21%	1.39%	1.75%	1.43%	1.58%	1.84%	2.33%	3.02%	3.27%	3.44%	2.83%	3.00%	5.61%	3.88%	3.87%	5.60%		3.76%	[1]	Oct. 02, 2018	5.42%	4.47%	4.94%

[1]	(a)Since inception October 2, 2018.